Note 8 - Stockholders' Equity (Details Narrative) (USD $)	Jul. 31, 2013	Jul. 26, 2013	Jul. 11, 2013
Equity [Abstract]
Total Debt settled by issuance of shares			$ 552,406
Number of creditors			2
Shares Issued to Settle debt			27,620,304
Price per share, debt settled			$ 0.02
Funds raised, private placement		$ 80,000
Price per share, private placement		$ 0.02
Shares issued, private placement		4,000,000
Number of Placees		4
Class A shares Issued and Outstanding	31,804,189
Class E Non preferred shares authorized	5,000,000